Prepaid Expenses	12 Months Ended
Dec. 31, 2025
Prepaid Expenses [Abstract]
Prepaid Expenses

11. Prepaid Expenses

As of December 31, 2025 and 2024, prepaid expenses consisted of the following balances:

	As of December 31,
	2025	2024
Prepaid expenses	$833,627	$75,118
Less: amounts classified as non-current assets	(562,500)	—
Amounts classified as current assets	$271,127	$75,118

Prepaid expenses primarily consist of prepaid administrative expenses and professional fees. As of December 31, 2025, the balance mainly comprised a prepaid professional fee of $812,500 paid to an independent third party for regulatory compliance support, internal control evaluation and enhancement, corporate governance advisory, risk assessment and management, and coordination with external parties. The services under the professional services agreement span four years. The portion of the contract value relating to services expected to be received within one year is classified as a current asset, and the remaining portion is classified as a non-current asset.

The estimated aggregate expense for the next four fiscal years is as follows:

As of December 31,	Estimated Expense
2026	$271,127
2027	250,000
2028	250,000
2029	62,500
$833,627